Deferred tax assets / (liabilities) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about Deferred tax assets/(liabilities) [Line Items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 43,348	¥ 3,020
Other deductible temporary differences for which no deferred tax assets has been recognized	¥ 1,610	¥ 1,094
Bottom of range [member]
Disclosure of detailed information about Deferred tax assets/(liabilities) [Line Items]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	5 years
Tax losses carry forward period	5 years
Top of range [member]
Disclosure of detailed information about Deferred tax assets/(liabilities) [Line Items]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	8 years
Tax losses carry forward period	8 years